SHAREHOLDERS' EQUITY (Schedule of Options Granted Resticted Share Unit) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Number of RSUs
Outstanding at beginning of year		508,080	[1]	0
Changes during the year:
Granted		624,455		544,000
Exercised		(278,290)
Forfeited		(49,670)		(35,920)
Outstanding at end of year	[1]	804,575		508,080
Weighted Average Grant Date Fair Value
Outstanding at beginning of year		$ 35.48	[1]	$ 0
Changes during the year:
Granted		49.35		35.44
Exercised		34.98		0
Forfeited		46.43		34.87
Outstanding at end of year	[1]	$ 45.74		$ 35.48

[1]	As of December 31, 2022, 517,076 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2023.